Consolidated Statement of Stockholders' Equity (Unaudited) (March 2019 Note) - USD ($)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares at Dec. 31, 2017	325,570,524
Beginning balance, value at Dec. 31, 2017	$ 32,557	$ 4,124,243	$ (88,000)	$ (3,522,655)	$ 0	$ 546,145
Repurchase and cancellation of shares, shares	(329,412)
Repurchase and cancellation of shares, value	$ (33)	(111,967)	88,000			(24,000)
Net income (loss)				71,006		71,006
Ending balance, shares at Mar. 31, 2018	325,241,112
Ending balance, value at Mar. 31, 2018	$ 32,524	4,012,276	0	(3,451,649)	0	593,151
Beginning balance, shares at Dec. 31, 2017	325,570,524
Beginning balance, value at Dec. 31, 2017	$ 32,557	4,124,243	(88,000)	(3,522,655)	0	546,145
Repurchase and cancellation of shares, shares	(351,941)
Repurchase and cancellation of shares, value	$ (35)	(119,965)	88,000			(32,000)
Stock issued for cash, shares	1,000,000
Stock issued for cash, value	$ 100	24,900				25,000
Warrants issued services		1,300,126				1,300,126
Stock option expense		1,492,499				1,492,499
Beneficial conversion feature		2,956,704				2,956,704
Net income (loss)				(493,975)	659,159	165,184
Ending balance, shares at Dec. 31, 2018	326,428,583
Ending balance, value at Dec. 31, 2018	$ 32,643	10,114,075	0	(4,016,630)	3,409,159	9,539,247
Cumulative effect adjustment of Topic 842 at Mar. 31, 2019				(21,142)		(21,142)
Warrants issued services		312,000				312,000
Stock option expense		297,800				297,800
Beneficial conversion feature		572,924				572,924
Net income (loss)				(3,593,178)	(89,975)	(3,683,153)
Ending balance, shares at Mar. 31, 2019	326,428,583
Ending balance, value at Mar. 31, 2019	$ 32,643	$ 11,296,799	$ 0	$ (7,630,950)	$ 3,319,184	$ 7,017,676